Shareholder Report, Holdings (Details)	Aug. 31, 2024
Institutional Class | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	16.02%
Institutional Class | Leidos Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
Institutional Class | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.26%
Institutional Class | Du Pont [Member]
Holdings [Line Items]
Percent of Total Investments	3.96%
Institutional Class | Willis Towers [Member]
Holdings [Line Items]
Percent of Total Investments	3.73%
Institutional Class | Pulte Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.43%
Institutional Class | Progressive [Member]
Holdings [Line Items]
Percent of Total Investments	3.36%
Institutional Class | Steris Plc [Member]
Holdings [Line Items]
Percent of Total Investments	3.01%
Institutional Class | Fed Ex [Member]
Holdings [Line Items]
Percent of Total Investments	2.86%
Institutional Class | Next Era Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Institutional Class | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.25%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.07%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.17%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.06%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	19.36%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.96%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	16.03%
Investor Class | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Investor Class | W P Carey [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Investor Class | National Fuel Gas [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Investor Class | Oge Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Investor Class | Cal Maine Foods [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Investor Class | American States Water [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Investor Class | Mid America Apt [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
Investor Class | Brady Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.94%
Investor Class | Boise Cascade [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Investor Class | Zoom Video [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Investor Class | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	0.35%
Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	16.29%
Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.81%
Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.44%
Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.59%
Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.98%
Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.79%
Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.06%
Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.64%
Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.89%
Investor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Institutional Class [Default Label] | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Institutional Class [Default Label] | W P Carey [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Institutional Class [Default Label] | National Fuel Gas [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Institutional Class [Default Label] | Oge Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Institutional Class [Default Label] | Cal Maine Foods [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Institutional Class [Default Label] | American States Water [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Institutional Class [Default Label] | Mid America Apt [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
Institutional Class [Default Label] | Brady Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.94%
Institutional Class [Default Label] | Boise Cascade [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Institutional Class [Default Label] | Zoom Video [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Institutional Class [Default Label] | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	0.35%
Institutional Class [Default Label] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	16.29%
Institutional Class [Default Label] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.81%
Institutional Class [Default Label] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Institutional Class [Default Label] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.44%
Institutional Class [Default Label] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.59%
Institutional Class [Default Label] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.98%
Institutional Class [Default Label] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.79%
Institutional Class [Default Label] | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.06%
Institutional Class [Default Label] | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.64%
Institutional Class [Default Label] | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.89%
Institutional Class [Default Label] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Institutional class | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	12.61%
Institutional class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.43%
Institutional class | Salesforce [Member]
Holdings [Line Items]
Percent of Total Investments	4.02%
Institutional class | Starbucks [Member]
Holdings [Line Items]
Percent of Total Investments	3.76%
Institutional class | Spdr Sp Etf Trust [Member]
Holdings [Line Items]
Percent of Total Investments	3.67%
Institutional class | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.53%
Institutional class | Visa Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.19%
Institutional class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.18%
Institutional class | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.14%
Institutional class | Prologis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.14%
Institutional class | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	2.99%
Institutional class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	6.71%
Institutional class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.26%
Institutional class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.79%
Institutional class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	2.82%
Institutional class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.57%
Institutional class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.56%
Institutional class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	20.66%
Institutional class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	8.05%
Institutional class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.05%
Institutional class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.13%
Institutional class | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	2.78%
Institutional class | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.63%
Class I | Federated Hermes [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Class I | Cor Vel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.94%
Class I | Ies Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Class I | U S Limeand Mineral [Member]
Holdings [Line Items]
Percent of Total Investments	1.77%
Class I | Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.73%
Class I | Tpg Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.72%
Class I | Independent Bank Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.52%
Class I | Comercia Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
Class I | Circus Logic [Member]
Holdings [Line Items]
Percent of Total Investments	1.48%
Class I | Q 2 Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	1.47%
Class I | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	14.73%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.53%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	12.83%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.55%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.69%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.78%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.57%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.75%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.94%
Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.99%
Class I | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%